COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 25, 2020	Sep. 21, 2020	Sep. 15, 2020	Sep. 08, 2020	Sep. 02, 2020	Aug. 18, 2020	Aug. 13, 2020	Jul. 10, 2020	Jul. 01, 2020	Jun. 30, 2020	Jun. 19, 2020	Jun. 16, 2020	Jun. 12, 2020	Jun. 09, 2020	Jun. 08, 2020	Jun. 03, 2020	May 29, 2020	May 28, 2020	May 27, 2020	May 20, 2020	May 19, 2020	May 13, 2020	May 11, 2020	May 08, 2020	May 07, 2020	May 04, 2020	Apr. 28, 2020	Apr. 01, 2020	Mar. 13, 2020	Mar. 01, 2020	Feb. 13, 2020	Jan. 01, 2020
Warrant issuance price	$ 0.000025
Warrants issued to purchase common stcok	9,800,000
Fair value of warrants issued	$ 245
Shahram Khial One [Member]
Warrants issued to purchase common stcok	500,000									500,000
Fair value of warrants issued	$ 13									$ 13
Warrants exercise price	$ 0.60									$ 0.60
Shahram Khial [Member]
Warrants issued to purchase common stcok	500,000																												500,000
Fair value of warrants issued	$ 13																												$ 13
Warrants exercise price	$ 0.60																												$ 0.60
Theresa Kitt [Member]
Warrants issued to purchase common stcok	200,000										200,000
Fair value of warrants issued	$ 5										$ 5
Warrants exercise price	$ 0.60										$ 0.60
Roy S Worbets [Member]
Warrants issued to purchase common stcok	200,000													200,000
Fair value of warrants issued	$ 5													$ 5
Warrants exercise price	$ 0.60													$ 0.60
Ybelka Saint Hilaire [Member]
Warrants issued to purchase common stcok	200,000																		200,000
Fair value of warrants issued	$ 5																		$ 5
Warrants exercise price	$ 0.60																		$ 0.60
Willy Rafael Saint-Hilaire [Member]
Warrants issued to purchase common stcok	200,000																					200,000
Fair value of warrants issued	$ 5																					$ 3
Warrants exercise price	$ 0.60																					$ 0.60
Marvin A Saint-Hilaire [Member]
Warrants issued to purchase common stcok	100,000																						100,000
Fair value of warrants issued	$ 3																						$ 3
Warrants exercise price	$ 0.60																						$ 0.60
Joan R. Saint-Hilaire [Member]
Warrants issued to purchase common stcok	100,000																						100,000	200,000
Fair value of warrants issued	$ 3																							$ 5
Warrants exercise price	$ 0.60																						$ 0.60	$ 0.60
Wendell and Sharon Piper [Member]
Warrants issued to purchase common stcok	200,000																							200,000
Fair value of warrants issued	$ 5																							$ 5
Warrants exercise price	$ 0.60																							$ 0.60
Jacob Colvin [Member]
Warrants issued to purchase common stcok	200,000																									200,000
Fair value of warrants issued	$ 5																									$ 5
Warrants exercise price	$ 0.60																									$ 0.60
Brett Matus [Member]
Warrants issued to purchase common stcok	200,000																									200,000
Fair value of warrants issued	$ 5																									$ 5
Warrants exercise price	$ 0.60																									$ 0.60
Rudy Chacon [Member]
Warrants issued to purchase common stcok	200,000																										200,000
Fair value of warrants issued	$ 5																										$ 5
Warrants exercise price	$ 0.60																										$ 0.60
Arnold F. Sock [Member]
Warrants issued to purchase common stcok	500,000																										500,000
Fair value of warrants issued	$ 13																										$ 13
Warrants exercise price	$ 0.60																										$ 0.60
Arnulfo Saucedo-Bardan [Member]
Warrants issued to purchase common stcok	1,000,000																											1,000,000
Fair value of warrants issued	$ 25																											$ 25
Warrants exercise price	$ 0.60																											$ 0.60
Website development, design maintenance and other IT services																																		$ 5,000
Payment period	Monthly
Munti Consulting LLC [Member]
Warrants issued to purchase common stcok	1,000,000																																1,000,000
Fair value of warrants issued	$ 25																																$ 25
Warrants exercise price	$ 0.060																																$ 0.60
Seyed M Javad [Member]
Warrants issued to purchase common stcok	200,000		200,000
Fair value of warrants issued	$ 5		$ 5
Warrants exercise price	$ 0.60		$ 0.60
Richard W LeAndro Jr [Member]
Warrants issued to purchase common stcok	500,000			500,000
Fair value of warrants issued	$ 13			$ 13
Warrants exercise price	$ 0.60			$ 0.60
Donald Kitt [Member]
Warrants issued to purchase common stcok	200,000										200,000
Fair value of warrants issued	$ 5										$ 5
Warrants exercise price	$ 0.60										$ 0.60
Richard W LeAndro [Member]
Warrants issued to purchase common stcok	500,000			500,000
Fair value of warrants issued	$ 13			$ 13
Warrants exercise price	$ 0.60			$ 0.60
Salvatore Marasa [Member]
Warrants issued to purchase common stcok	200,000				200,000
Fair value of warrants issued	$ 5				$ 5
Warrants exercise price	$ 0.60				$ 0.60
Pejham Khial [Member]
Warrants issued to purchase common stcok	500,000					500,000
Fair value of warrants issued	$ 13					$ 13
Warrants exercise price	$ 0.60					$ 0.60
Hongsing Phou [Member]
Warrants issued to purchase common stcok	200,000						200,000
Fair value of warrants issued	$ 5						$ 5
Warrants exercise price	$ 0.60						$ 0.60
Monica Shayestehpour [Member]
Warrants issued to purchase common stcok	1,000,000							1,000,000
Fair value of warrants issued	$ 25							$ 25
Warrants exercise price	$ 0.60							$ 0.60
Monireh Sepahpour [Member]
Warrants issued to purchase common stcok	500,000								500,000
Fair value of warrants issued	$ 13								$ 13
Warrants exercise price	$ 0.60								$ 0.60
Chris Knudsen [Member]
Warrants issued to purchase common stcok	200,000											200,000
Fair value of warrants issued	$ 5											$ 5
Warrants exercise price	$ 0.60											$ 0.60
Elvis E. Saint-Hilaire [Member]
Warrants issued to purchase common stcok	200,000												200,000
Fair value of warrants issued	$ 5												$ 5
Warrants exercise price	$ 0.60												$ 0.60
Violet Gewerter [Member]
Warrants issued to purchase common stcok	500,000														500,000
Fair value of warrants issued	$ 13														$ 13
Warrants exercise price	$ 0.60														$ 0.60
Kim Smith [Member]
Warrants issued to purchase common stcok	500,000															500,000
Fair value of warrants issued	$ 13															$ 13
Warrants exercise price	$ 0.60															$ 0.60
Hassan M. Oji [Member]
Warrants issued to purchase common stcok	300,000																300,000
Fair value of warrants issued	$ 8																$ 8
Warrants exercise price	$ 0.60																$ 0.60
Jeffery Connell [Member]
Warrants issued to purchase common stcok	100,000																	100,000													100,000
Fair value of warrants issued	$ 3																	$ 3													$ 3
Warrants exercise price	$ 0.60																	$ 0.60													$ 0.60
Richard R Shehane [Member]
Warrants issued to purchase common stcok	200,000																			200,000
Fair value of warrants issued	$ 5																			$ 5
Warrants exercise price	$ 0.60																			$ 0.60
James Bobrik [Member]
Warrants issued to purchase common stcok	200,000																				200,000
Fair value of warrants issued	$ 5																				$ 5
Warrants exercise price	$ 0.60																				$ 0.60
Willy A. Saint-Hilaire [Member]
Warrants issued to purchase common stcok	1,000,000																														1,000,000	1,000,000
Fair value of warrants issued	$ 25																														$ 25
Warrants exercise price	$ 0.60																														$ 0.60	$ 0.60
Steven A. Fishman [Member]
Warrants issued to purchase common stcok	200,000																							200,000
Fair value of warrants issued	$ 5																							$ 5
Warrants exercise price	$ 0.60																							$ 0.60
Mohammad Sadrolashrafi [Member]
Warrants issued to purchase common stcok	500,000																								500,000
Fair value of warrants issued	$ 5																								$ 13
Warrants exercise price	$ 0.60																								$ 0.60
Brian Colvin [Member]
Warrants issued to purchase common stcok	1,000,000																									1,000,000
Fair value of warrants issued	$ 25																									$ 5
Warrants exercise price	$ 0.60																									$ 0.60
Malcom Ziman [Member]
Warrants issued to purchase common stcok	200,000																									200,000
Fair value of warrants issued	$ 5																									$ 5
Warrants exercise price	$ 0.60																									$ 0.60
Barry Cohen [Member]
Warrants issued to purchase common stcok	200,000																									200,000
Fair value of warrants issued	$ 5																									$ 5
Warrants exercise price	$ 0.60																									$ 0.60
Glen J. Rineer [Member]
Warrants issued to purchase common stcok	200,000																									200,000
Fair value of warrants issued	$ 5																									$ 5
Warrants exercise price	$ 0.60																									$ 0.60
Sadegh Salmassi [Member]
Warrants issued to purchase common stcok	200,000																										200,000
Fair value of warrants issued	$ 5																										$ 5
Warrants exercise price	$ 0.60																										$ 0.60
Addicted 2 Marketing LLC [Member]
Warrant issuance price																														$ 0.000025
Warrants issued to purchase common stcok	100,000																													100,000
Fair value of warrants issued	$ 3																													$ 3
Warrants exercise price	$ 0.60																													$ 0.60
BBCKQK Trust Kevin Wiltz [Member]
Warrants issued to purchase common stcok	1,000,000																														1,000,000
Fair value of warrants issued	$ 25																														$ 25
Warrants exercise price	$ 0.60																														$ 0.60
Automobile Lease [Member]
Monthly payment		$ 395